UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE, P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

The Taiwan Fund, Inc.	Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust	Clifford Chance US LLP
Company	31 West 52nd Street
Attention: Tracie A. Coop,	New York, New York 10019
Secretary
4 Copley Place,
5th Floor
Boston, MA 02116
Registrant’s telephone number, including area code: (877) 864-5056
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/May 31, 2011 (Showing Percentage of Net Assets) (unaudited)

		US $
		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS — 97.2%
CEMENT — 1.1%
Cement Industry — 1.1%
Wei Mon Industry Co., Ltd.	6,204,296	$4,308,389

TOTAL CEMENT		4,308,389

CHEMICALS — 0.9%
Chemical Industry — 0.9%
China Steel Chemical Corp.	654,000	3,617,231

TOTAL CHEMICALS		3,617,231

CONSTRUCTION — 7.4%
Building Material and Construction Industry — 7.4%
Continental Holdings Corp. *	7,468,000	3,739,603
Goldsun Development & Construction Co., Ltd.	6,798,000	3,439,683
Good Friend International Holdings, Inc., TDR #	4,145,000	3,955,953
Hung Poo Real Estate Development Corp. #	4,482,000	5,364,574
King’s Town Construction Co., Ltd. #	3,946,000	4,089,619
Ruentex Development Co., Ltd.	3,829,000	5,244,382
Taiwan Land Development Corp. *	7,142,183	3,738,449

TOTAL CONSTRUCTION		29,572,263

ELECTRIC AND MACHINERY — 1.5%
Electric Machinery Industry — 1.5%
Yungtay Engineering Co., Ltd.	3,274,000	5,895,188

TOTAL ELECTRIC AND MACHINERY		5,895,188

ELECTRONICS — 25.3%
Communications and Internet Industry — 1.0%
Chunghwa Telecom Co., Ltd.	1,190,400	3,888,106

Computer and Peripheral Equipment Industry — 6.4%
Acer, Inc.	4,567,000	8,940,527
Advantech Co., Ltd.	1,341,000	4,314,485
Clevo Co.	6,288,000	12,463,217

		25,718,229

Electronic Parts/Components Industry — 0.8%
Taiflex Scientific Co., Ltd.	1,600,000	3,349,967

Electronic Products Distribution Industry — 8.1%
Synnex Technology International Corp.	1,561,544	3,667,234
Wah Lee Industrial Corp. #	6,644,000	13,261,570
WPG Holdings Co., Ltd.	2,947,725	5,461,988
WT Microelectronics Co., Ltd. #	5,056,000	10,021,314

		32,412,106

Optoelectronic Industry — 1.2%
Taiwan Surface Mounting Technology Corp.	1,632,000	4,669,854

Other Electronic Industry — 3.5%
Aurora Corp.	2,711,000	5,193,632
Powercom Co., Ltd. *	3,547,000	6,349,621
Tatung Co., Ltd. *	4,770,897	2,247,517

		13,790,770

Semiconductor Industry — 4.3%
CHIPBOND Technology Corp. *	2,597,000	4,558,366
MPI Corp. *	1,077,000	4,096,486
Taiwan Semiconductor Manufacturing Co., Ltd.	3,100,000	8,297,100

		16,951,952

TOTAL ELECTRONICS		100,780,984

FINANCE — 18.5%
Financial and Insurance Industry — 18.5%
China Life Insurance Co., Ltd.	4,743,182	5,445,465
Chinatrust Financial Holding Co., Ltd.	16,067,000	14,296,978
Fubon Financial Holding Co., Ltd.	7,349,624	10,733,216
KGI Securities Co., Ltd.	20,740,000	10,964,546
Shin Kong Financial Holding Co., Ltd. *	13,690,000	6,067,034
SinoPac Financial Holdings Co., Ltd.	26,935,000	12,547,798
Union Bank of Taiwan *#	7,507,000	2,789,879
Yuanta Financial Holding Co., Ltd.	15,741,000	10,848,475

TOTAL FINANCE		73,693,391

FOODS — 3.8%
Food Industry — 3.8%
Gourmet Master Co., Ltd. *	204,000	1,900,687
Lien Hwa Industrial Corp.	4,815,000	3,763,688
Uni-President Enterprises Corp.	6,600,000	9,500,297

TOTAL FOODS		15,164,672

HEALTHCARE — 3.8%
Healthcare Industry — 3.8%
Excelsior Medical Co., Ltd.	1,507,729	4,840,390
Pacific Hospital Supply Co., Ltd.	1,099,948	4,759,520
St. Shine Optical Co., Ltd.	392,000	5,731,514

TOTAL HEALTHCARE		15,331,424

OTHERS — 1.3%
Other Industry — 1.3%
Globe Union Industrial Corp.	5,128,000	5,171,484

TOTAL OTHERS		5,171,484

PLASTICS — 7.3%
Plastic Industry — 7.3%
China Petrochemical Development Corp. *	11,711,000	14,446,169
Nan Ya Plastics Corp.	3,217,000	8,947,025

THE TAIWAN FUND, INC.
Schedule of Investments/May 31, 2011 (Showing Percentage of Net Assets) (unaudited) (continued)

		US $
		VALUE
	SHARES	(NOTE 2)
PLASTICS—(continued)
Yem Chio Co., Ltd.	5,701,316	$5,779,503

TOTAL PLASTICS		29,172,697

RUBBER — 2.3%
Rubber Industry — 2.3%
TSRC Corp.	3,057,000	9,323,439

TOTAL RUBBER		9,323,439

STEEL AND IRON — 2.9%
Iron and Steel Industry — 2.9%
Tung Ho Steel Enterprise Corp.	10,099,000	11,611,894

TOTAL STEEL AND IRON		11,611,894

TEXTILES — 3.7%
Textile Industry — 3.7%
Far Eastern New Century Corp.	3,121,200	4,939,332
Li Peng Enterprise Co., Ltd. *	9,509,000	4,711,861
Makalot Industrial Co., Ltd.	1,828,000	4,975,538

TOTAL TEXTILES		14,626,731

TRANSPORTATION — 2.6%
Shipping and Transportation Industry — 2.6%
Farglory F T Z Investment Holding Co., Ltd. *#	7,485,000	8,175,332
Taiwan High Speed Rail Corp. *#	12,597,600	2,307,897

TOTAL TRANSPORTATION		10,483,229

WHOLESALE AND RETAIL — 14.8%
Trading and Consumers’ Goods Industry — 14.8%
Far Eastern Department Stores, Ltd.	8,794,500	16,725,416
Mercuries & Associates, Ltd. #	7,704,100	6,694,074
PC Home Online	922,125	5,727,684
President Chain Store Corp.	2,840,000	16,252,923
Taiwan Tea Corp. #	8,231,000	4,997,711
Test-Rite International Co., Ltd.	10,622,000	8,488,111

TOTAL WHOLESALE AND RETAIL		58,885,919

TOTAL COMMON STOCKS (Cost — $280,468,339)		387,638,935

TOTAL INVESTMENTS — 97.2% (Cost — $280,468,339)		$387,638,935

OTHER ASSETS AND LIABILITIES, NET—2.8%		$11,057,311

NET ASSETS—100.0%		$398,696,246

Legend:

TDR — Taiwan Depositary Receipt

US $ — United States Dollar

* Non-income producing

# Illiquid security. At May 31, 2011, the value of these securities amounted to $61,657,923 which represented 15.5% of net assets.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)
1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.
The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.
2. Summary of Significant Accounting Policies. This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date this schedule of investments was issued, and have determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies of the Fund:
Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The following is a summary of the inputs used to value the Fund’s investments in securities as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$387,638,935	$—	$—	$387,638,935

Total	$387,638,935	$—	$—	$387,638,935

^	See schedule of investments for industry breakout.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. As of May 31, 2011, there were no significant transfers between Level 1, 2, or 3 based on the valuation input Levels on August 31, 2010.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations within the Fund’s Annual Report and/or Semi-Annual Report from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments in securities.
3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At May 31, 2011, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $280,468,339. Net unrealized appreciation of the Fund’s investment securities was $107,170,596 of which $110,816,930 related to appreciated investment securities and $3,646,334 related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS
The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE TAIWAN FUND, INC.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.
Date: July 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.
Date: July 19, 2011

By:	/s/ Cynthia Morse-Griffin
Cynthia Morse-Griffin
Treasurer of The Taiwan Fund, Inc.
Date: July 19, 2011